Revenue Recognition (Details Textual) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016
Revenue Recognition [Line Items]
Revenue, Net, Total	$ 794,000	$ 448,000	$ 1,492,000	$ 914,000
Deferred Revenue					$ 426,000
License and Maintenance Revenue	0	$ 21,000	0	$ 43,000
KOREA, REPUBLIC OF | Korean Pharmaceutical Company [Member]
Revenue Recognition [Line Items]
Deferred Revenue	500,000		$ 500,000
Deferred Revenue Recognition Period			10 years
CANADA | Canadian Based Supplier [Member]
Revenue Recognition [Line Items]
Deferred Revenue	$ 250,000		$ 250,000
Deferred Revenue Recognition Period			7 years